UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST

INVESTORS

TRUST

A NO LOAD FUND

Semi-Annual Report

For the Period Ending

March 31, 2014

Dear Fellow Shareholders:

During the first half of fiscal 2014, Northeast Investors Trust returned 5.9%. Although a strong absolute performance, it somewhat trailed the BofA Merrill Lynch US High Yield Index return of 6.6%.

As the fiscal year began, the Treasury market was finishing up a summer that had been characterized by rising yields across the board in the fixed income markets. The Trust performed very well during that period. As October started, there was considerable uncertainty over issues such as the passing of the federal budget and the associated government shutdown, and we felt it prudent to maintain a reduced exposure to any potential volatility — including the potential upside — from external shocks.

As of this writing the high yield market can perhaps be described as being priced for the most favorable of market conditions: not only are absolute yields low, but spreads to Treasuries are also near all-time low levels. With that said, risks to the high yield market seem poised to come from, broadly, one of two directions: either the economy strengthens and interest rates adjust higher or, alternatively, an external shock and the associated uncertainty serves to keep interest rates low.

Our base case remains that the economy will fare better than many predict and that the Trust is better off being positioned for the risk of rising interest rates. The Federal Reserve has been maintaining an extremely accommodative monetary policy, and, while the issue is complex and difficult to distill to a sentence or two, we believe that bond yields are unsustainably low. If this comes to pass, we would hope that the Trust would outperform, much as it did in fiscal year 2013.

Having said that, external shocks — such as that which is occurring in Ukraine and which might occur to the Chinese financial system — could delay recognition of the domestic economy’s fundamental strength and could continue to enhance the attractiveness of the Treasury market as a safe haven. Importantly, we believe that high yield spreads would move higher in response to a shock of a sufficient magnitude, and so the risks to the high yield market are asymmetric and weighted to the downside in both scenarios.

Accordingly, we have kept the maturities in our portfolio relatively short, although it must be said that we are fully invested in anticipation of having a number of our shortest-term securities being redeemed or maturing. Tactically, we remain overweight energy and financial services, and we continue to have low representations in sectors such as technology and health care.

As always, we remain significant and growing shareholders in the Trust, and so there is continued mutuality of interest in its performance.

Sincerely,

Bruce H. Monrad

Chairman of the Trustees

Historical Information (unaudited)

Fiscal Year Ended Sept. 30	At End of Fiscal Year				Distribution Per Share During Fiscal Year		Average Monthly Net Asset Value
	Number of Shareholder Accounts	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain
1950(a)	67	27,685	$10.12	$280,172	$0.22	$0.0000	$9.86
1951	113	51,070	11.09	566,238	0.60	0.2709	10.71
1952	159	78,519	11.33	889,359	0.61	0.2597	11.28
1953	193	96,413	10.83	1,044,115	0.65	0.1046	11.57
1954	290	131,031	14.17	1,855,734	0.61	0.2269	12.75
1955	366	159,278	16.93	2,695,322	0.675	0.3886	16.30
1956	417	168,256	16.87	2,837,437	0.745	0.3185	17.65
1957	437	180,360	14.57	2,626,103	0.76	1.2450	16.72
1958	505	210,929	16.55	3,489,777	0.76	0.6658	15.75
1959	694	259,709	16.77	4,354,809	0.76	1.6951	18.36
1960	884	316,915	15.73	4,986,360	0.79	0.5663	16.58
1961	1,156	391,126	17.23	6,739,320	0.80	0.8179	17.33
1962	1,508	492,454	16.48	8,111,024	0.80	0.4345	17.45
1963	2,142	676,976	17.80	12,046,866	0.80	0.4134	17.70
1964	2,800	981,037	18.48	18,122,167	0.83	0.4899	18.36
1965	3,380	1,238,570	18.46	22,855,525	0.84	0.4642	18.80
1966	3,678	1,445,424	16.03	23,163,540	0.86	0.4346	18.08
1967	3,773	1,644,607	17.31	28,454,561	0.90	0.3157	17.08
1968	3,932	1,954,413	17.74	34,657,130	0.94	0.4357	17.31
1969	4,396	2,225,423	15.30	34,032,661	0.99	0.4378	17.07
1970	5,066	2,618,638	14.15	37,049,008	1.035	0.0000	14.57
1971	5,574	3,174,649	15.23	48,329,677	1.10	0.0000	15.04
1972	6,276	3,924,201	15.75	61,787,749	1.15	0.0000	15.74
1973	7,269	4,541,622	15.18	68,896,938	1.14	0.0000	15.62
1974	7,380	4,735,497	12.35	58,446,955	1.16	0.0000	13.95
1975	8,354	5,995,696	13.04	78,126,666	1.21	0.0000	13.10
1976	10,023	8,067,930	14.57	117,514,100	1.25	0.0000	14.02
1977	12,871	10,781,998	14.93	160,882,937	1.28	0.0000	14.96
1978	13,717	11,838,531	14.03	166,015,297	1.28	0.0000	14.34
1979	13,924	12,463,013	13.01	162,045,583	1.285	0.0000	13.89
1980	13,086	12,405,590	11.26	139,586,138	1.34	0.0000	11.78
1981	11,828	12,249,619	9.38	114,852,760	1.395	0.0000	10.35
1982	12,792	13,360,184	10.88	145,243,484	1.41	0.0000	10.01
1983	13,027	14,361,773	11.83	169,821,605	1.44	0.0000	11.96
1984	11,634	15,324,746	10.98	168,229,381	1.46	0.0000	10.34
1985	11,991	17,887,582	12.19	217,989,344	1.46	0.0000	11.77
1986	14,431	23,037,102	13.60	313,197,229	1.46	0.0000	13.17
1987	17,532	26,987,069	12.89	347,841,198	1.46	0.0000	13.63
1988	19,107	33,268,240	12.16	404,218,905	1.94	0.0000	12.13
1989	18,749	34,498,332	11.18	385,389,718	1.54	0.0000	11.64
1990	16,895	31,459,941	8.81	277,133,819	1.43	0.0000	9.78
1991	15,747	35,220,038	8.83	310,667,350	1.34	0.0000	8.36
1992	15,918	47,684,814	9.50	452,773,909	1.15	0.0000	9.22
1993	16,209	47,797,167	9.94	474,975,825	1.02	0.0000	9.68
1994	17,460	58,148,389	10.02	582,093,443	0.99	0.0000	10.27

Historical Information (unaudited) (continued)

Fiscal Year Ended Sept. 30	At End of Fiscal Year				Distribution Per Share During Fiscal Year		Average Monthly Net Asset Value
	Number of Shareholder Accounts	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain
1995	20,644	77,209,155	$10.33	$797,559,000	$0.96	$0.0000	$10.01
1996	24,631	110,229,375	10.90	1,200,483,907	0.99	0.0000	10.46
1997	34,213	175,955,357	11.79	2,074,181,767	1.00	0.0000	11.32
1998	38,781	196,523,494	10.42	2,046,655,613	0.96	0.0000	11.58
1999	34,735	204,309,420	10.08	2,059,107,419	0.98	0.1772	10.35
2000	32,850	157,648,926	9.08	1,430,592,442	1.115	0.0000	9.47
2001	25,184	158,103,174	7.42	1,172,141,899	0.97	0.0000	8.31
2002	23,522	208,979,224	7.05	1,471,469,994	0.67	0.0000	7.46
2003	21,969	249,615,565	7.19	1,794,728,603	0.56	0.0000	7.06
2004	21,331	247,232,032	7.59	1,875,883,401	0.63	0.0000	7.48
2005	21,223	177,891,341	7.58	1,347,278,591	0.54	0.0000	7.70
2006	20,795	183,131,641	7.60	1,390,905,673	0.585	0.0000	7.56
2007	19,106	165,291,354	7.68	1,268,436,554	0.56	0.0000	7.85
2008	16,520	118,452,760	5.94	703,572,671	0.56	0.0000	6.95
2009	16,716	154,496,180	5.74	885,806,723	0.44	0.0000	4.57
2010	18,217	120,110,979	6.03	723,592,180	0.44	0.0000	5.93
2011	12,111	84,950,722	5.52	468,925,715	0.44	0.0000	6.15
2012	27,337	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	30,736	135,886,143	6.44	875,171,812	0.365	0.0000	6.31
2014(b)	17,837	105,747,328	6.59	696,125,480	0.225	0.0000	6.54
(a)	From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b)	Six Months Ended March 31, 2014

Average Annual Total Return (unaudited)

One year ended March 31, 2014	10.50%
Five years ended March 31, 2014	19.81%
Ten years ended March 31, 2014	6.28%

SEC Yield (unaudited)

Yield calculated as of March 31, 2014:    4.86%

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 9/30/2013 - 3/31/2014*
Actual Return 5.90%	0.92%	$1,000.00	$1,059.00	$4.73
Hypothetical (5% return before expenses)	0.92%	$1,000.00	$1,020.35	$4.62

Example:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

*	Expenses are equal to the Trust’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Distribution by Maturity

(% of portfolio)

Under 1 Year	1%
1-5 Years	45%
6-10 Years	43%
11-15 Years	0%
Over 15 Years	11%
Total	100%

Quarterly Portfolio Holdings

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Summary of Net Assets

March 31, 2014 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Notes & Preferred Securities
Airlines	$19,656,000	2.82%
Automobile & Truck	1,237,825	0.18%
Building Products	11,907,500	1.71%
Chemicals	35,103,081	5.04%
Coal	25,946,875	3.73%
Commercial Finance	10,035,300	1.44%
Construction & Farming	13,048,750	1.87%
Drug Stores	550,000	0.08%
Electrical Utility	17,979,036	2.58%
Electrical Components & Equipment	12,070,000	1.73%
Energy / Natural Resources	117,659,875	16.90%
Financial Services	74,691,952	10.73%
Financial Services Misc.	7,210,000	1.04%
Food Processing	46,663,206	6.70%
Gaming	34,798,125	5.00%
Homebuilders	2,636,100	0.38%
Machine / Tools	16,224,780	2.33%
Metals & Mining	40,061,000	5.75%
Office Electronics	24,405,653	3.51%
Oil & Gas Drilling	7,984,063	1.15%
Packaging & Container	2,946,014	0.42%
Paper / Forest Products	23,183,641	3.34%
Publishing	19,785,159	2.84%
Retail Stores	14,479,688	2.08%
Systems Software	8,500,000	1.22%
Telecom Equipment	28,441,125	4.09%
Transportation	21,800,000	3.13%

Total Corporate Bonds, Notes & Preferred Securities	$639,004,748	91.79%
Total Asset Backed Securities	10,011,284	1.44%
Total Convertible Bonds	14,158,044	2.04%
Total Foreign Bonds	2,286,707	0.33%
Total Common & Preferred Stocks	98,227,959	14.11%

Total Investments	$763,688,742	109.71%
Receivables	13,949,519	2.00%

Total Assets	$777,638,261	111.71%
Liabilities	(81,512,781)	-11.71%

Total Net Assets	$696,125,480	100.00%

Schedule of Investments (a)

March 31, 2014 (unaudited)

Asset Backed Security — 1.44% Name of Issuer	Principal	Value (Note B)

Airline Lease — 1.44%
Aircraft Fin Trust, 0.635%, 5/15/24	$23,014,445	$10,011,284

Total Asset Backed Security — (cost—$9,948,259)		$10,011,284

Convertible Bonds — 2.04% Name of Issuer	Principal	Value (Note B)
Food Processing — 2.04%
Chiquita Brands International, 4.25%, 8/15/16	$14,004,000	$14,158,044

Total Convertible Bonds — (cost—$12,260,967)		$14,158,044

Corporate Bonds, Notes & Preferred Securities — 91.79% Name of Issuer	Principal	Value (Note B)
Airlines — 2.82%
American Airlines, Inc., 7.5%, 3/15/16 (d)	$18,900,000	$19,656,000

Automobile & Truck — 0.18%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	36,950,000	1,237,825

Building Products — 1.71%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	11,000,000	11,907,500

Chemicals — 5.04%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	13,515,000
Polyone Corp., 7.375%, 9/15/20	10,500,000	11,497,500
Reichhold Industries, Inc., PIK, 9%, 5/08/17 (d)	14,949,009	10,090,581

		35,103,081

Coal — 3.73%
Westmoreland Coal Co., 10.75%, 2/01/18	19,750,000	21,576,875
Westmoreland Coal Co., 10.75%, 2/01/18 (d)	4,000,000	4,370,000

		25,946,875

Commercial Finance — 1.44%
Maxim Crane Works LP, 12.25%, 4/15/15 (d)	10,000,000	10,035,300

Construction & Farming — 1.87%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	13,048,750

Drug Stores — 0.08%
Rite Aid Corp., 10.25%, 10/15/19	500,000	550,000

Electrical Utility — 2.58%
Homer City Funding LLC, 8.137%, 10/01/19	17,041,740	17,979,036

Electrical Components & Equipment — 1.73%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	12,070,000

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)

Energy/Natural Resources — 16.90%
Clayton Williams Energy, 7.75%, 4/01/19	$33,000,000	$35,062,500
Comstock Resources, Inc., 7.75%, 4/01/19 (d)	10,000,000	10,650,000
Forest Oil Corporation, 7.25%, 6/15/19	29,500,000	25,849,375
RAAM Global Energy Co., 12.5%, 10/01/15	18,000,000	18,540,000
Swift Energy Co., 7.125%, 6/01/17	19,800,000	19,998,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	7,560,000

		117,659,875

Financial Services — 10.73%
Bank of America Corp. PFD, 8%	30,000,000	33,975,000
Bank of America Corp. PFD, 8.125%	3,000,000	3,427,500
Wells Fargo & Co. PFD, 7.98%	32,818,000	37,289,452

		74,691,952

Financial Services Misc. — 1.04%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,210,000

Food Processing — 6.70%
Mrs. Fields Brands, PIK, 10%, 10/24/14 (e)	1,169,878	935,902
Pilgrims Pride Corp., 7.875%, 12/15/18	21,478,000	23,088,850
Simmons Food, Inc., 10.5%, 11/01/17 (d)	20,889,000	22,638,454

		46,663,206

Gaming — 5.00%
Greektown Superholdings, 8.875%, 3/15/19 (d)	10,250,000	10,583,125
Isle Of Capri Casinos, 8.875%, 6/15/20	8,000,000	8,690,000
Isle Of Capri Casinos, 5.875%, 3/15/21	10,000,000	10,150,000
Marina District Finance, 9.875%, 8/15/18	5,000,000	5,375,000

		34,798,125

Homebuilders — 0.38%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	1,411,100
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	1,225,000

		2,636,100

Machine/Tools — 2.33%
Thermadyne Holdings Corp., 9%, 12/15/17	15,128,000	16,224,780

Metals & Mining — 5.75%
American Gilsonite Co., 11.5%, 9/01/17 (d)	14,650,000	15,236,000
Horsehead Holding Corp, 10.5%, 6/01/17 (d)	2,500,000	2,800,000
Plains Exploration & Production, 6.50%, 11/15/20	20,000,000	22,025,000

		40,061,000

Office Electronics — 3.51%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	23,065	24,405,653

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)

Oil & Gas Drilling — 1.15%
Key Energy Services, Inc., 6.75%, 3/01/21	$250,000	$262,813
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	7,721,250

		7,984,063

Packaging & Container — 0.42%
Constar, Inc. PFD (b) (e)	9,432	0
Constar, Inc., PIK,11%, 12/31/17 (e)	8,220,145	2,919,796
Jefferson Smurfit Corp., 8.25%, 10/01/12 (b) (c)	15,250,000	7,625
Jefferson Smurfit Corp., 7.5%, 6/01/13 (b) (c)	15,405,000	7,703
Smurfit-Stone Container, 8%, 3/15/17 (b)	8,780,000	4,390
Stone Container, 8.375%, 7/01/12 (b) (c)	8,000,000	4,000
Stone Container, 7.375%, 7/15/14 (b)	5,000,000	2,500

		2,946,014

Paper/Forest Products — 3.34%
American Tissue, Inc., 12.5%, 7/15/06 (b) (c) (e)	14,061,292	24,541
Cenveo Corp., 8.875%, 2/01/18	22,705,000	23,159,100

		23,183,641

Publishing — 2.84%
AMO Escrow Corp., 11.5%, 12/15/17	18,193,250	19,785,159

Retail Stores — 2.08%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	10,000,000	10,387,500
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	4,365,000	4,092,188

		14,479,688

Systems Software — 1.22%
Interface Sec. Systems Holdings, 9.25%, 1/15/18 (d)	8,500,000	8,500,000

Telecom Equipment — 4.09%
Nortel Networks LTD, 10.75%, 7/15/16 (b)	23,850,000	28,441,125

Transportation — 3.13%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)	20,000,000	21,800,000

Total Corporate Bonds, Notes, & Preferred Securities — (cost—$661,008,995)		$639,004,748

Foreign Bonds — 0.33% Name of Issuer	Principal	Value (Note B)
Foreign Bonds — 0.33%
Republic of Argentina GDP Linked Security, FRN, 12/15/35	$34,386,574	$2,286,707

Total Foreign Bonds — (cost—$1,423,421)		$2,286,707

Common & Preferred Stock — 14.11% Name of Issuer	Number of Shares	Value (Note B)
Banks/Money Centers — 5.59%
Citigroup, Inc.	816,930	$38,885,868

Diversified Chemicals — 0.80%
NL Industries	510,200	5,525,466

Food Processing — 2.44%
Viskase Cos., Inc. (b)	2,096,128	16,978,637

Gaming — 0.26%
Trump Entertainment Resorts (b)	910,628	1,821,256

Grocery Stores — 2.90%
Core-Mark Holding Co., Inc.	277,602	20,153,905

Marketing/Sales — 1.08%
Harry and David (b)	59,819	7,537,194

Metals & Mining — 0.00%
Ormet Corp. (b)	372,638	7,453

Manufacturing — 0.62%
Amtrol, Inc. (b) (e)	6,405	2,561,363
Amtrol, Inc. PFD (b) (e)	1,068	1,776,533

		4,337,896

Packaging & Container — 0.00%
Constar, Inc. (b) (e)	93,512	0
Rock-Tenn Co.	78	8,233

		8,233

Retail Food Chain — 0.41%
Romacorp, Inc. (b) (e) (f)	82,220	2,877,700

Transportation — 0.01%
Groupe Eurotunnel SA	5,424	69,264
Groupe Eurotunnel SA	1,925	24,582
International Airline Support Group (b)	219,540	505

		94,351

Total Common & Preferred Stocks — (cost—$116,339,743)		$98,227,959

Total Investments — 109.71% (cost—$800,981,385)		$763,688,742

Net Other Assets and Liabilities — (9.71%)		(67,563,262)

Net Assets — 100%		$696,125,480

(a)	Portions of portfolio are pledged to collateralize short tem borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,996,051, 33.47% of total net assets.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

(f)	All or a portion of security is restricted. The aggregate market value of restricted securities as of March 31, 2014 is $2,877,700 which represents 0.41% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Romacorp, Inc.	11/15/06	$4,118,756

PIK	Payment in Kind

FRN	Floating Rate Note

PFD	Preferred Security

Statement of Assets

and Liabilities (unaudited)

March 31, 2014

Assets
Investments—at market value (cost $800,981,385)	$763,688,742
Receivable for interest	12,651,541
Receivable for shares sold	134,210
Miscellaneous receivable	1,163,768

Total Assets	777,638,261

Liabilities
Line of credit	70,130,100
Payable for investments purchased	10,017,625
Payable for trustee fees	871,351
Accrued expenses	276,219
Payable for shares repurchased	217,486

Total Liabilities	81,512,781
Net Assets	$696,125,480

Net Assets Consist of:
Capital, at a $1.00 par value	$105,747,328
Paid in surplus	1,127,635,108
Undistributed net investment income	2,061,654
Accumulated net realized loss on investments	(502,025,967)
Net unrealized depreciation of investments	(37,292,643)

Net Assets	$696,125,480

Net Asset Value, offering price and redemption price per share ($696,125,480/105,747,328 shares)	$6.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2014

Investment Income
Interest	$26,070,850
Dividends	918,673
Class Action Settlement Income	1,702,768
Other Income	185,738

Total Income	28,878,029

Expenses
Trustee fees	$1,831,906
Administrative expenses and salaries	899,378
Interest expense	157,057
Computer and related expenses	109,000
Auditing fees	101,000
Commitment fees	75,265
Printing, postage and stationery fees	71,625
Legal fees	65,940
Custodian fees	53,425
Insurance	40,950
Registration and filing fees	23,250
Telephone	7,280
Other expenses	39,775

Total Expenses	3,475,851

Net Investment Income	25,402,178

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	(1,779,596)
Change in unrealized appreciation (depreciation) of investments	18,781,452

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,404,034

The accompanying notes are part of the financial statements.

Statements of Changes

in Net Assets

	Six Months Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$25,402,178	$41,879,830
Net realized gain (loss) from investment transactions	(1,779,596)	(912,052)
Change in unrealized appreciation (depreciation) of investments	18,781,452	35,466,900

Net Increase (Decrease) in Net Assets Resulting from Operations	42,404,034	76,434,678

Distributions to Shareholders from Net Investment Income	(25,605,169)	(39,327,782)
From Net Trust Share Transactions	(195,845,197)	236,726,786

Total Increase (Decrease) in Net Assets	(179,046,332)	273,833,682

Net Assets:
Beginning of Period	875,171,812	601,338,130

End of Period	$696,125,480	$875,171,812

Undistributed Net Investment Income/Distribution in Excess of Net Investment Income	$2,061,654	$2,264,645

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31,	Year Ended September 30,
Per Share Data^	2014 (unaudited)	2013	2012	2011	2010	2009
Net Asset Value:
Beginning of Period	$6.44	$6.03	$5.52	$6.03	$5.74	$5.94

Income From Investment Operations:
Net investment income	0.24	0.40	0.40	0.40	0.47	0.39
Net realized and unrealized gain (loss) on investment	0.13	0.38	0.52	–0.47	0.26	–0.15

Total from investment operations	0.37	0.78	0.92	–0.07	0.73	0.24

Less Distributions:
Net investment income	–0.22	–0.37	–0.41	–0.44	–0.44	–0.44

Net Asset Value:
End of Period	$6.59	$6.44	$6.03	$5.52	$6.03	$5.74

Total Return#	5.90%	13.17%	17.17%	–1.60%	13.14%	6.65%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$696,126	$875,172	$601,338	$468,926	$723,592	$885,807
Ratio of operating expenses to average net assets*	0.92%	0.96%	1.05%	0.92%	0.84%	1.00%
Ratio of interest expense to average net assets	0.04%	0.03%	0.05%	0.10%	0.07%	0.09%
Ratio of net investment income to average net assets	6.75%	6.26%	6.83%	6.45%	7.84%	8.52%
Portfolio turnover rate	11.44%	20.88%	25.36%	33.34%	27.88%	25.68%

*	Includes Interest Expense when applicable

^	Per Share Data calculated using the Average Share Method

#	Total return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B–Significant Accounting Policies

Valuation of Investments:  Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Such services may use various pricing techniques which take into account both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on March 31, 2014 was $11,095,835, which represents 1.59% of net assets.

Federal Income Taxes:  It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the

Notes to Financial Statements (unaudited)

(continued)

Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes:  Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value:  In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income:  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

The Trust participated in a class action lawsuit against Wachovia Corp. and received a settlement which is included on the Statement of Operations.

Security Transactions:  Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk:  Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C–Trustees’ Compensation

Trustees’ compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2014 the current Independent Trustees were aggregately paid $100,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2014 was 4,803,297 shares (4.54%).

Notes to Financial Statements (unaudited)

(continued)

Other Expenses:  All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Administrative Expenses & Salaries:  Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

Note D–Shares of Beneficial Interest

At March 31, 2014, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Shares Sold	13,513,185	$88,472,705	99,363,248	$640,422,168
Shares issued to shareholders in reinvestment of distributions from net investment income	2,745,265	17,876,575	4,030,763	25,330,642

	16,258,450	106,349,280	103,394,011	665,752,810

Shares repurchased	(46,397,265)	(302,194,477)	(67,243,455)	(429,026,024)

Net Increase (Decrease)	(30,138,815)	$(195,845,197)	36,150,556	$236,726,786

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $158,632,107 and $85,071,141 respectively, for the six months ended March 31, 2014.

Note F–Short-term Borrowings

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2014 the Trust has unused lines of credit amounting to $129,869,900. The lines of credit may be terminated at the bank’s option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2014:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$60,588,041
Weighted average interest rate	1.34%

Note G–Repurchase Agreement

On a daily basis, the Trust invests cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements on March 31, 2014.

Notes to Financial Statements (unaudited)

(continued)

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2014 and the year ended September 30, 2013 were $25,605,169 and $39,327,782, respectively, and were classified as ordinary income.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”) was enacted to update some of the federal income and excise tax rules related to regulated investment companies. The RIC Mod Act allows new capital losses to be carried forward indefinitely rather than for a maximum of eight years. The capital losses also now retain the character of the original loss rather than be carried forward as all short-term as under previous law. The provisions of the RIC Mod Act are effective for taxable years beginning after December 22, 2010. Losses incurred during these years (Post-RIC Mod Act) will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result the Pre-RIC Mod Act capital loss carryforwards may expire unused.

As of September 30, 2013 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income	2,264,645
Capital Loss Carryforward Pre-RIC Mod Act:
2014	(56,723,408)
2015	(53,488,548)
2016	(35,052,024)
2017	(100,070,501)
2018	(15,862,511)
2019	(159,796,299)

Total Capital Loss Carryforward Pre-RIC Mod Act:	(420,993,291)
Capital Loss Carryforward Post-RIC Mod Act:	(78,563,460)
Unrealized gains(losses)—net	(56,763,715)
Total distributable earnings(losses)—net	(554,055,821)

At March 31, 2014 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	800,981,385
Gross unrealized gain	82,706,461
Gross unrealized loss	(119,999,104)

Net unrealized security gain (loss)	(37,292,643)

Note–I Fair Value Measurements

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the

Notes to Financial Statements (unaudited)

(continued)

fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2014, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 3/31/2014
Corporate Bonds, Notes and Preferred Securities	$0	$635,124,509	$3,880,239	$639,004,748
Common and Preferred Stock	$89,097,261	$1,915,102	$7,215,596	$98,227,959
Foreign Bonds	$0	$2,286,707	$0	$2,286,707
Convertible	$0	$14,158,044	$0	$14,158,044
Asset Backed Security	$0	$10,011,284	$0	$10,011,284

	$89,097,261	$663,495,646	$11,095,835	$763,688,742

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of March 31, 2014, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3 for the period.

At March 31, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Notes & Preferred Securities	Common & PFD Stock	Totals
Beginning Balance @ 9/30/13	$5,358,360	$6,382,966	$11,741,326

Purchases	$136,837	$—	$136,837
Sales	$(1,500,000)	$(17,767)	$(1,517,767)
Realized Gain (Loss)	$—	$(947,427)	$(947,427)
Net Change in Unrealized Appreciation/(Depreciation)	$(114,958)	$1,797,824	$1,682,866
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	$—	$—	$—

Ending Balance @ 12/31/13	$3,880,239	$7,215,596	$11,095,835

Notes to Financial Statements (unaudited)

(continued)

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2014
Corporate Bonds, Notes & Preferred Securities	$(114,958)
Common & Preferred Stocks	$843,734

Totals	$728,776

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of September 30, 2013:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Fixed Income
Packaging & Container	$2,919,796	Market Approach(3)	Recovery Rate	not applicable	Increase

			Private Company Discount	20%	Decrease

Food Processing	$935,902	Market Approach(3)	Private Company Discount	20%	Decrease

Paper/Forest Products	$24,541	Market Approach(3)	Recovery Rate	not applicable	Increase
Equity
Misc. Manufacturing	$4,337,896	Market Comparable(2)	EBITDA Multiple	5.8x - 15.9x	Increase

			Private Company Discount	50%	Decrease

Retail Food Chains	$2,877,700	Recent Transaction Price(4)	not applicable	not applicable	Increase

	$11,095,835

(1)

This column represents the directional change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(3)	A market approach using the value of the underlying assets of a company.

(4)

Certain securities are valued based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service *	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad# Age: 83 Years of Service: 52	Trustee	Trustee of Northeast Investors Trust; Director of New America High Income Fund, Inc. (until Jan. 2013); Chairman of Sippican Capital Advisors; Trustee of Northeast Investors Growth Fund (until Nov. 2008)
Bruce H. Monrad# Age: 52 Years of Service: 20	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 57 Years of Service: 26	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors; Chief Financial Officer of Northeast Investors Growth Fund (until Aug. 2011) Officer of Northeast Investment Management, Inc (until Nov. 2010)
Robert B. Minturn Age: 74 Years of Service: 33	Vice President	Officer of Northeast Investors Trust; Trustee (until Nov. 2011) and Officer of Northeast Investors Growth Fund; Officer of Northeast Investment Management, Inc.
David A. Randall Age: 47 Years of Service: 13	Chief Compliance Officer	Officer of Northeast Investors Trust; Officer of Northeast Investors Growth Fund (until Aug. 2011)

INDEPENDENT TRUSTEES
Peter J. Blampied Age: 71 Years of Service: 13	Trustee	Director of A.W. Perry, Inc.
Marshall I. Goldman Age: 83 Years of Service: 9	Trustee	Kathryn Wasserman Davis Professor of Russian Economics (Emeritus) at Wellesley College; Senior Scholar and Former Associate Director of the Davis Center for Russian and Eurasian Studies at Harvard University; Director of Century Bank & Trust Co.
George P. Beal Age: 60 Years of Service: 9	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 59 Years of Service: 9	Trustee	Managing Partner, Stanwich Advisors, LLC
Hon. Maurice H. Richardson Age: 85 Years of Service: 9	Trustee	Assistant Professor, Law & Psychiarty Program, Department of Psychiatry, University of Massachusetts Medical School (until 2011); Director of the Advisors Charitable Gift Fund.

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
#	Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees

Ernest E. Monrad	Bruce H. Monrad
Peter J. Blampied	George P. Beal
Charles R. Daugherty	Hon. Maurice H. Richardson
Marshall I. Goldman

Officers

Bruce H. Monrad, Chairman

Gordon C. Barrett, Executive Vice President & Chief Financial Officer

Robert B. Minturn, Vice President

David A. Randall, Vice President & Chief Compliance Officer

Chapin P. Mechem, Vice President

Nancy A. Holler, Assistant Vice President

Matthew D. Fratolillo, Assistant Vice President

Joseph R. Morrison, Assistant Vice President

Custodian

State Street Bank & Trust Co.

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

One Financial Center

Boston, Massachusetts 02111

Transfer Agent

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon St.

Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

(800) 225-6704

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv TR, NE Investors.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	99.CERT – Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	99.906CERT – A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Northeast Investors Trust

By (Signature and Title)
Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 30, 2014

By (Signature and Title)
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 30, 2014

By (Signature and Title)
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 30, 2014